July 9, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:         First Investors Life Level Premium Variable Life Insurance (Separate Account B)
File Nos. 333-149362 and 811-04328
Post-Effective Amendment No. 5 to the Registration Statement on Form N-6

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, is Post-Effective Amendment No. 5 (the “Post-Effective Amendment”) to the currently effective Registration Statement on Form N-6 (the “Registration Statement”) of First Investors Life Level Premium Variable Life Insurance (Separate Account B) (the “Separate Account”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of First Investors Life Insurance Company, the depositor for the Separate Account.

The Post-Effective Amendment is being filed to add a non-medically underwritten option to the policy and to make other minor clarifying, updating and stylistic changes.  The Post-Effective Amendment is scheduled to become effective on September 7, 2012 in accordance with Rule 485(a)(1) under the 1933 Act.

If you have any questions regarding this filing, please do not hesitate to call Diane E. Ambler at (202) 778-9886 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi
Enclosure

cc:          Joanne McIntosh
Michael Thompson
First Investors Life Insurance Company

Diane E. Ambler
K&L Gates LLP